TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes [Abstract]
Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income
	Year ended December 31,
	2022		2023		2024
		in USD		in USD		in USD
		thousands		thousands		thousands
Loss before taxes	23.0%	(24,951)	23.0%	(60,614)	23.0%	(9,221)

Theoretical tax benefit		(5,739)		(13,941)		(2,121)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value		(1,478)		2,542		(4,056)
Share-based compensation		516		534		261
Impairment of intangible asset		-		1,542		232
Other		11		11		11
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created		6,690		9,312		5,673
Taxes on income for the reported year		-		-		-